Mainland China Contribution Plan (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Mainland China Contribution Plan
Contributions for employee benefits	¥ 58,917,761	¥ 41,436,994	¥ 23,271,111